Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 742	$ 564
Receivables from customers, less allowances of $— in both 2025 and 2024 (L)	779	689
Other receivables (L)	17	20
Inventories (M)	1,849	1,840
Prepaid expenses and other current assets	392	249
Total current assets	3,779	3,362
Properties, plants, and equipment, net (N)	2,593	2,386
Goodwill (O)	4,022	4,010
Deferred income taxes (H)	40	35
Intangibles, net (O)	457	475
Other noncurrent assets (P)	288	251
Total assets	11,179	10,519
Current liabilities:
Accounts payable, trade	845	948
Accrued compensation and retirement costs	343	305
Taxes, including income taxes	77	60
Accrued interest payable	47	59
Deferred revenue	147	60
Other current liabilities (P)	121	111
Long-term debt due within one year (Q and R)	191	6
Total current liabilities	1,771	1,549
Long-term debt, less amount due within one year (Q and R)	2,859	3,309
Accrued pension benefits (G)	546	625
Accrued other postretirement benefits (G)	38	54
Other noncurrent liabilities and deferred credits (P)	612	428
Total liabilities	5,826	5,965
Contingencies and commitments (U)
Howmet Aerospace Inc. shareholders’ equity:
Preferred stock (I)	0	55
Common stock (I)	402	405
Additional capital (I)	2,531	3,206
Retained earnings	4,093	2,766
Accumulated other comprehensive loss (K)	(1,673)	(1,878)
Total equity	5,353	4,554
Total liabilities and equity	$ 11,179	$ 10,519